Consolidated Statements of Comprehensive Loss ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)
Statement of Comprehensive Income [Abstract]
Net loss	₨ (2,104)	$ (27.5)	₨ (4,206)	₨ (2,269)
Add: Non-controlling interest	(22)	(0.3)	5	(68)
Less: Total comprehensive income attributable to non-controlling interest, included in other comprehensive loss/(gain)
Other comprehensive (loss)/gain, net of tax
Foreign currency translation	2,943	38.8	1,600	(4,811)
Effective portion of cash flow hedge	(5,227)	(68.9)	(778)	4,243
Income tax effect on effective portion of cash flow hedge	753	9.9	143	(621)
Unrealized loss on available-for-sale securities
Income tax effect on unrealized gain/(loss) on available for sale of securities
Total other comprehensive (loss)/gain	(1,531)	(20.2)	965	(1,189)
Total comprehensive loss	₨ (3,657)	$ (48.0)	₨ (3,236)	₨ (3,526)